June 5, 2009
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Compuware Corporation
Ladies and Gentlemen:
Enclosed for filing is the preliminary proxy statement of Compuware Corporation for its 2009 annual meeting of shareholders, together with the related form of proxy and Rule 14a-16 Notice of Internet Availability.  The proxy materials are being filed in preliminary form as required under Rule 14a-6(a) due to the inclusion of a non-binding proposal for shareholder ratification of the Rights Agreement, dated October 25, 2000 as amended (“Rights Agreement”). A copy of the Rights Agreement and amendments have been filed as exhibits to the company’s Exchange Act filings. The most recent amendment was filed on the Form 8-K of February 3, 2009.
The proxy materials will be posted and the Notice will be mailed to shareholders on July 15, 2009. Please contact me as soon as possible at 313-227-7873 with any comments or questions regarding these proxy materials.
Sincerely,
/s/Daniel S. Follis, Jr.
Vice President, General Counsel & Secretary
Compuware Corporation
One Campus Martius
Detroit, MI 48226